Net trading income	12 Months Ended
Dec. 31, 2023
Trading income (expense) [abstract]
Net trading income	Net trading income

Accounting for net trading income
Trading positions are held at fair value, and the resulting gains and losses are included in net trading income, together with interest and dividends arising from long and short positions and funding costs relating to trading activities. Incremental costs are reported within net trading income if they are directly attributable to generating identifiable trading income.
Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.
Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income.

	2023	2022	2021
	£m	£m	£m
Net gains on financial instruments held for trading	4,310	5,603	3,999
Net gains on financial instruments designated at fair value	362	501	682
Net gains on financial instruments mandatorily at fair value	1,308	1,520	1,107
Net trading income	5,980	7,624	5,788